Concentration of Credit Risks (Tables)	12 Months Ended
Dec. 31, 2014
Committed Charter Income	The committed charter income is as follows:

2015:	$104,046,213
2016:	$28,499,776
2017:	$18,449,655
2018:	$18,449,655
2019:	$18,449,655